Asset Retirement Obligations - Summary of Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of asset retirement obligations [line items]
Beginning Balance	$ 89,778
Acquired during the year	9,453
Accretion during the year	2,006
Revisions to estimate of obligation	1,544
Settlements	(3,097)
Ending Balance	99,684
Less: Current portion	(3,489)
Long term portion	96,195	$ 89,778
Estimated undiscounted amount	139,591
Greece [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	48,131
Accretion during the year	1,025
Revisions to estimate of obligation	1,112
Settlements	(2,807)
Ending Balance	47,461
Less: Current portion	(3,489)
Long term portion	43,972
Estimated undiscounted amount	71,591
Brazil [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	4,092
Accretion during the year	32
Revisions to estimate of obligation	(80)
Ending Balance	4,044
Long term portion	4,044
Estimated undiscounted amount	4,117
Turkey [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	36,196
Accretion during the year	913
Revisions to estimate of obligation	502
Settlements	(290)
Ending Balance	37,321
Long term portion	37,321
Estimated undiscounted amount	49,257
Romania [member]
Disclosure of asset retirement obligations [line items]
Beginning Balance	1,359
Accretion during the year	36
Revisions to estimate of obligation	10
Ending Balance	1,405
Long term portion	1,405
Estimated undiscounted amount	2,340
Canada [member]
Disclosure of asset retirement obligations [line items]
Acquired during the year	9,453
Ending Balance	9,453
Long term portion	9,453
Estimated undiscounted amount	$ 12,286